Accrued and Other Liabilities - Warranty Liability Rollforward (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Oct. 01, 2021
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty liability, beginning of period	$ 14,954	$ 14,022
Accrued warranty expense	4,367	5,661
Changes in estimates related to pre-existing warranties	2,190	1,401
Cost of warranty service work performed	(6,815)	(5,626)
Foreign exchange translation effect	(975)	(256)
Warranty liability, end of period	$ 13,721	$ 15,202